TCAP1 P-1

                         SUPPLEMENT DATED APRIL 8, 2004
                              TO THE PROSPECTUS OF
                     TEMPLETON CAPITAL ACCUMULATION PLANS I
                              DATED JANUARY 1, 2004

The prospectus is amended as follows:

I. The charts on pages 6, 7 and 8 under the section entitled "How Do I Choose A Plan?", are replaced with the following, reflecting the addition of Monthly Investment Amounts of $333.33 and $375.00:


               MONTHLY INVESTMENTS AND SALES CHARGES FOR THE PLANS


                                                                SALES CHARGES
                                                  (FOR ACCOUNTS ESTABLISHED AFTER JUNE 1, 2001)
                                 --------------- --------------- ----------- ------------------ -----------------
                                                                                   % OF               % OF
         MONTHLY                                                                  CHARGES           CHARGES             MONTHLY
      INVESTMENT          TOTAL      INVESTMENT    INVESTMENT     TOTAL          TO TOTAL           TO NET          INVESTMENT
          AMOUNT     INVESTMENT      1 THRU 12   13 THRU 180      CHARGE       INVESTMENT (%)    INVESTMENT (%)         AMOUNT
----------------- -------------- --------------- --------------- ----------- ------------------ ----------------- --------------
    $  50.00        $ 9,000.00      $ 25.00          $0.00        $ 300.00         3.33               3.45           $  50.00
       75.00         13,500.00        37.50           0.00          450.00         3.33               3.45              75.00
      100.00         18,000.00        50.00           0.00          600.00         3.33               3.45             100.00
      125.00         22,500.00        62.50           0.00          750.00         3.33               3.45             125.00
      150.00         27,000.00        75.00           0.00          900.00         3.33               3.45             150.00
      166.66         29,998.80        83.33           0.00          999.96         3.33               3.45             166.66
      200.00         36,000.00       100.00           0.00        1,200.00         3.33               3.45             200.00
      250.00         45,000.00       125.00           0.00        1,500.00         3.33               3.45             250.00
      291.66         52,498.80       145.83           0.00        1,749.96         3.33               3.45             291.66
      300.00         54,000.00       150.00           0.00        1,800.00         3.33               3.45             300.00
      333.33         59,999.40       166.67           0.00        1,999.98         3.33               3.45             333.33
      350.00         63,000.00       175.00           0.00        2,100.00         3.33               3.45             350.00
      375.00         67,500.00       187.50           0.00        2,250.00         3.33               3.45             375.00
      400.00         72,000.00       200.00           0.00        2,400.00         3.33               3.45             400.00
      500.00         90,000.00       225.00           0.00        2,700.00         3.00               3.09             500.00
      750.00        135,000.00       300.00           0.00        3,600.00         2.67               2.74             750.00
    1,000.00        180,000.00       350.00           0.00        4,200.00         2.33               2.39           1,000.00
    1,500.00        270,000.00       375.00           0.00        4,500.00         1.67               1.69           1,500.00
    2,000.00        360,000.00       440.00           0.00        5,280.00         1.47               1.49           2,000.00
    3,000.00        540,000.00       450.00           0.00        5,400.00         1.00               1.01           3,000.00
    5,000.00        900,000.00       500.00           0.00        6,000.00         0.67               0.67           5,000.00
   10,000.00      1,800,000.00       750.00           0.00        9,000.00         0.50               0.50          10,000.00



                                                                SALES CHARGES
                                            (FOR FACE CHANGE ON ACCOUNTS ESTABLISHED PRIOR TO JUNE 1, 2001)
                                 --------------- --------------- ----------- ------------------ -----------------
                                                                                   % OF               % OF
         MONTHLY                                                                  CHARGES           CHARGES             MONTHLY
      INVESTMENT          TOTAL      INVESTMENT    INVESTMENT      TOTAL         TO TOTAL            TO NET          INVESTMENT
          AMOUNT     INVESTMENT       1 THRU 12   13 THRU 180*     CHARGE       INVESTMENT (%)    INVESTMENT (%)         AMOUNT
----------------- -------------- --------------- --------------- ----------- ------------------ ----------------- --------------
     $ 50.00        $ 9,000.00      $ 25.00          $3.04        $ 810.72         9.00               9.89            $ 50.00
       75.00         13,500.00        37.50           4.55        1,214.40         9.00               9.89              75.00
      100.00         18,000.00        50.00           6.07        1,619.76         9.00               9.89             100.00
      125.00         22,500.00        62.50           7.58        2,023.44         8.99               9.88             125.00
      150.00         27,000.00        75.00           7.50        2,160.00         8.00               8.70             150.00
      166.66         29,998.80        83.33           8.15        2,369.16         7.90               8.57             166.66
      200.00         36,000.00       100.00           9.46        2,789.28         7.75               8.40             200.00
      250.00         45,000.00       125.00          11.42        3,418.56         7.60               8.22             250.00
      291.66         52,498.80       145.83           7.85        3,068.76         5.85               6.21             291.66
      300.00         54,000.00       150.00           6.96        2,969.28         5.50               5.82             300.00
      333.33         59,999.40       166.67           6.94        3,165.90         5.28               5.57             333.33
      350.00         63,000.00       175.00           6.92        3,262.56         5.18               5.46             350.00
      375.00         67,500.00       187.50           6.79        3,390.72         5.02               5.29             375.00
      400.00         72,000.00       200.00           6.62        3,512.16         4.88               5.13             400.00
      500.00         90,000.00       225.00           6.96        3,869.28         4.30               4.49             500.00
      750.00        135,000.00       300.00          10.31        5,332.08         3.95               4.11             750.00
    1,000.00        180,000.00       350.00          13.57        6,479.76         3.60               3.73           1,000.00
    1,500.00        270,000.00       375.00          19.82        7,829.76         2.90               2.99           1,500.00
    2,000.00        360,000.00       440.00          20.00        8,640.00         2.40               2.46           2,000.00
    3,000.00        540,000.00       450.00          28.92       10,258.56         1.90               1.94           3,000.00
    5,000.00        900,000.00       500.00          20.53        9,449.04         1.05               1.06           5,000.00
   10,000.00      1,800,000.00       750.00          26.78       13,449.04         0.75               0.76          10,000.00

*NOTE: Effective June 1, 2001, with the exception of face amount increases to a Plan, sales charges are waived after the first 12 investments made under the Plan.


                      MONTHLY INVESTMENTS AND SALES CHARGES
              IF YOU EXTEND YOUR PLAN TO A TOTAL OF 300 INVESTMENTS


                                                               SALES CHARGES
                                                (FOR ACCOUNTS ESTABLISHED AFTER JUNE 1, 2001)
                                ---------------- --------------- ----------- ----------------- ---------------
   MONTHLY                                                                   % OF CHARGES TO    % OF CHARGES         MONTHLY
   INVEST-                                                                        TOTAL            TO NET        INVEST-MENT
     MENT           TOTAL        INVESTMENT 1    INVESTMENT 13   TOTAL        INVESTMENT (%)   INVESTMENT (%)         AMOUNT
    AMOUNT        INVESTMENT        THRU 12         THRU 300       CHARGE
--------------- --------------- ---------------- --------------- ----------- ----------------- --------------- --------------
        $50.00      $15,000.00           $25.00           $0.00     $300.00              2.00            2.04         $50.00
         75.00       22,500.00            37.50            0.00      450.00              2.00            2.04          75.00
        100.00       30,000.00            50.00            0.00      600.00              2.00            2.04         100.00
        125.00       37,500.00            62.50            0.00      750.00              2.00            2.04         125.00
        150.00       45,000.00            75.00            0.00      900.00              2.00            2.04         150.00
        166.66       49,998.00            83.33            0.00      999.96              2.00            2.04         166.66
        200.00       60,000.00           100.00            0.00    1,200.00              2.00            2.04         200.00
        250.00       75,000.00           125.00            0.00    1,500.00              2.00            2.04         250.00
        291.66       87,498.00           145.83            0.00    1,749.96              2.00            2.04         291.66
        300.00       90,000.00           150.00            0.00    1,800.00              2.00            2.04         300.00
        333.33       99,999.00           166.67            0.00    1,999.98              2.00            2.04         333.33
        350.00      105,000.00           175.00            0.00    2,100.00              2.00            2.04         350.00
        375.00      112,500.00           187.50            0.00    2,250.00              2.00            2.04         375.00
        400.00      120,000.00           200.00            0.00    2,400.00              2.00            2.04         400.00
        500.00      150,000.00           225.00            0.00    2,700.00              1.80            1.83         500.00
        750.00      225,000.00           300.00            0.00    3,600.00              1.60            1.63         750.00
      1,000.00      300,000.00           350.00            0.00    4,200.00              1.40            1.42       1,000.00
      1,500.00      450,000.00           375.00            0.00    4,500.00              1.00            1.01       1,500.00
      2,000.00      600,000.00           440.00            0.00    5,280.00              0.88            0.89       2,000.00
      3,000.00      900,000.00           450.00            0.00    5,400.00              0.60            0.60       3,000.00
      5,000.00    1,500,000.00           500.00            0.00    6,000.00              0.40            0.40       5,000.00
     10,000.00    3,000,000.00           750.00            0.00    9,000.00              0.30            0.30      10,000.00


                                                                     SALES CHARGES
                                                (FOR FACE CHANGE ON ACCOUNTS ESTABLISHED PRIOR TO JUNE 1, 2001)
                                 --------------- --------------- ----------- ------------------- ----------------
                                                                                    % OF              % OF
         MONTHLY                                                                  CHARGES            CHARGES            MONTHLY
      INVESTMENT          TOTAL      INVESTMENT    INVESTMENT      TOTAL               TO TOTAL           TO NET     INVESTMENT
          AMOUNT     INVESTMENT      1 THRU 12    13 THRU 180*     CHARGE        INVESTMENT (%)   INVESTMENT (%)         AMOUNT
----------------- -------------- --------------- --------------- ----------- ------------------- ---------------- --------------
     $ 50.00         $15,000.00          $25.00      $3.04       $1,175.52          7.84              8.50            $ 50.00
       75.00          22,500.00           37.50       4.55        1,760.40          7.82              8.49              75.00
      100.00          30,000.00           50.00       6.07        2,348.16          7.83              8.49             100.00
      125.00          37,500.00           62.50       7.58        2,933.04          7.82              8.49             125.00
      150.00          45,000.00           75.00       7.50        3,060.00          6.80              7.30             150.00
      166.66          49,998.00           83.33       8.15        3,347.16          6.69              7.17             166.66
      200.00          60,000.00          100.00       9.46        3,924.42          6.54              7.00             200.00
      250.00          75,000.00          125.00      11.42        4,788.96          6.39              6.83             250.00
      291.66          87,498.00          145.83       7.85        4,010.76          4.58              4.80             291.66
      300.00          90,000.00          150.00       6.96        3,804.48          4.23              4.41             300.00
      333.33          99,999.00          166.67       6.94        3,998.70          4.00              4.17             333.33
      350.00         105,000.00          175.00       6.92        4,092.96          3.90              4.06             350.00
      375.00         112,500.00          187.50       6.79        4,205.52          3.74              3.88             375.00
      400.00         120,000.00          200.00       6.62        4,306.56          3.59              3.72             400.00
      500.00         150,000.00          225.00       6.96        4,704.48          3.14              3.24             500.00
      750.00         225,000.00          300.00      10.31        6,569.28          2.92              3.01             750.00
    1,000.00         300,000.00          350.00      13.57        8,108.16          2.70              2.78           1,000.00
    1,500.00         450,000.00          375.00      19.82       10,208.16          2.27              2.32           1,500.00
    2,000.00         600,000.00          440.00      20.00       11,040.00          1.84              1.87           2,000.00
    3,000.00         900,000.00          450.00      28.92       13,728.96          1.53              1.55           3,000.00
    5,000.00       1,500,000.00          500.00      20.53       11,912.64          0.79              0.80           5,000.00
   10,000.00       3,000,000.00          750.00      26.78       16,712.64          0.56              0.56          10,000.00

*NOTE: Effective June 1, 2001, with the exception of face amount increases to a Plan, sales charges are waived after the first 12 investments made under the Plan.



II. The section entitled "Services To Help You Manage Your Plan", beginning on page 16, is supplemented with the following:

EXCHANGING FUND SHARES

After you have completed your Plan or your Plan is terminated, you may choose to hold shares of the Fund directly by notifying the Custodian to reregister your shares directly in your name. You will then have the option of exchanging your Fund shares for shares of other Franklin Templeton Funds according to the terms and conditions set forth in each Franklin Templeton Fund's current prospectus. Fund shares that you receive other than through the completion of your Plan cannot be exchanged for shares of another Franklin Templeton Fund until the end of the 18th month after your initial investment in the Plan.

                Please keep this supplement for future reference.